Particulars of Principal Subsidiaries and Equity Investee (Details)	Dec. 31, 2022	Dec. 31, 2021
Shanghai Hutchison Pharmaceuticals Limited ("SHPL") | PRC
Subsidiary or Equity Method Investee
Equity interest attributable to the Group - Equity investee (as a percent)	50.00%	50.00%
HUTCHMED Limited | PRC
Subsidiary or Equity Method Investee
Equity interest attributable to the Group - Subsidiaries (as a percent)	99.75%	99.75%
HUTCHMED International Corporation | US
Subsidiary or Equity Method Investee
Equity interest attributable to the Group - Subsidiaries (as a percent)	99.75%	99.75%
Hutchison Whampoa Sinopharm Pharmaceuticals (Shanghai) Company Limited ("HSPL") | PRC
Subsidiary or Equity Method Investee
Equity interest attributable to the Group - Subsidiaries (as a percent)	50.87%	50.87%
Hutchison Healthcare Limited | Hong Kong
Subsidiary or Equity Method Investee
Equity interest attributable to the Group - Subsidiaries (as a percent)	100.00%	100.00%
Hutchison Hain Organic (Hong Kong) Limited ("HHOHK") (note) | PRC
Subsidiary or Equity Method Investee
Equity interest attributable to the Group - Subsidiaries (as a percent)	50.00%	50.00%
HUTCHMED Science Nutrition Limited | Hong Kong
Subsidiary or Equity Method Investee
Equity interest attributable to the Group - Subsidiaries (as a percent)	100.00%	100.00%